Information on staff and remuneration - Effect on income statement (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information on staff and remuneration
Fair value of warrants recognized	DKK 20,156	DKK 22,727	DKK 16,947
Compensation cost for warrant programs	700	2,400	200
Research and development expenses	12,190	14,290	9,504
Administrative expenses	7,966	8,437	7,443
Total Fair value of warrants recognized	20,156	22,727	16,947
Executive Management
Disclosure of Information on staff and remuneration
Fair value of warrants recognized	6,400	5,600	5,500
Total Fair value of warrants recognized	DKK 6,400	DKK 5,600	DKK 5,500